Intangible Assets, Net - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expense	¥ 3,768,010	¥ 4,166,574	¥ 5,442,158